Summary of Significant Accounting Policies Narrative (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Internal Use Software Estimated Useful Lives	4 years
Deferred Sales Commission Asset B-Shares Estimated Period Of Benefit	8 years
Amortization of deferred sales commissions	$ 9,153,000	$ 7,465,000	$ 7,378,000
Total Waived Fees	802,500,000	709,300,000	724,900,000
Change In Voluntary Waiver Of Fees To Maintain Positive Or Zero Net Yields	98,000,000
Advertising Expense	$ 2,900,000	$ 2,700,000	$ 2,600,000
Minimum [Member]
Property and equipment, Useful Life	1 year
Finite-Lived Intangible Assets, Useful Life	7 years
Maximum [Member]
Property and equipment, Useful Life	12 years
Finite-Lived Intangible Assets, Useful Life	11 years